4. EQUITY RESTRUCTURING	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
4. EQUITY RESTRUCTURING

Pursuant to the Restructuring discussed in Note 4, the Company underwent a significant change in ownership of its shares.  Under the Restructuring, certain creditors, Investors, placement agents and consultants were issued approximately 94% of the Company’s outstanding voting equity interests, with Ayer Capital Partners Master Fund, L.P. together with certain of its affiliates (the “Ayer Funds”) and Bristol Investment Fund, Ltd., together with certain of its affiliates (“Bristol”), who owned approximately 41% and 29% respectively of the Company’s outstanding voting securities immediately after the Restructuring.  Prior to the Restructuring, control of the Company was widely disseminated among various stockholders, including the Investors.  No single shareholder currently holds more than 25.4% of the voting shares after the Restructuring.

On May 20, 2013, Martin Schroeder resigned from the Board of Directors.  In connection with the Restructuring, on May 22, 2013, Anthony Cataldo, Michael Handelman and William Andrews resigned from our Board of Directors. Finally, on May 24, 2013, our stockholders removed Dr. L. Stephen Coles from the Board and elected Paul Kessler to serve as an additional director on the Board.  Mr. Kessler is a director of Bristol Investment Fund, Ltd. and a manager of Bristol Capital, LLC who, collectively, hold approximately 27.5% of our currently outstanding shares of common stock. Under the Restructuring, Bristol converted approximately $2.92 million in Debt (including accrued interest and penalties) into shares of Common Stock, invested $341,111 in the Financing, received a Repricing Issuance, and exchanged 45,325 warrants for shares of capital stock of the Company into shares of Common Stock, collectively resulting in the issuance of approximately 3,910,000 shares of Common Stock to Bristol.

Agreement with Lion Biotechnologies, Inc. (Related Party)

On July 24, 2013, we entered into an Agreement and Plan of Merger (the “Lion Agreement”) with Lion Biotechnologies, Inc. (“Lion”), a privately owned Delaware corporation, and Genesis Biopharma Sub, Inc., our newly formed Delaware subsidiary. Lion was a non-operating entity with no assets and liabilities, and their only account balances were the shares held by its two (2) owners.

In the Lion Agreement, Lion’s stockholders received, in exchange for all of their issued and outstanding shares of common stock, an aggregate of 1,340,000 shares of our Common Stock with a fair value of $6,700,000. The acquisition was done to acquire access to technical and managerial resources to build our current and future products, which we believed would enhance or future operations and enable us to obtain additional funding. The technical resources that we acquired included access to next generation T-cell technologies (including term sheets for such technologies), access to cancer vaccine technologies that Lion was evaluating at Harvard University, NIH, Baylor University and other institutions, and other proprietary technologies and ideas on novel T-cell manufacturing technologies that Lion was designing. The value of these shares of $6,700,000 was recognized and recorded as an expense during the year ended December 31, 2013.

In addition, the Lion stockholders had the ability to receive an additional 1,350,000 shares of Common Stock upon the achievement of two milestones related to the Company’s financial performance and position.  In November and December 2013 both of the milestones were met and, accordingly, the Company was required to issue the remaining 1,350,000 shares of Common Stock to the Lion Biotechnologies’ former stockholders.  These additional shares were issued in the fourth quarter of 2013, and the Company determined their fair value on the dates of issuance to be $9,956,250 in the aggregate, based on the trading prices of the Company’s stock at the date of achievement of the two milestones.  The aggregate fair value of all shares issued under the Lion transaction of $16,656,250 was  recognized and recorded as Cost of Lion transaction on the Company’s accompanying statement of operations for the year ended December 31, 2013.

As part of the Lion transaction, Dr. Manish Singh entered into an employment agreement with us whereby we appointed him as our Chief Executive Officer and Chairman of the Board of the Company. We also agreed to reconstitute our Board of Directors, which changes became effective on September 3, 2013. In connection with his appointment as Chief Executive Officer and Chairman of the Board, we entered into an employment agreement with Dr. Singh pursuant to which we were required to pay Dr. Singh an annual base salary of $34,000 until this Company raised at least $1,000,000 in additional financing. Effective November 6, 2013, upon the closing of a Private Placement with proceeds of $23.3 million to the Company (see Note 5), Dr. Singh’s annual salary increased to $350,000. In addition to his base salary, Dr. Singh will be eligible to participate in the Company’s annual incentive compensation program, with a target potential bonus of 30% of Dr. Singh’s salary, conditioned upon the satisfaction of individual and company objectives. Since July 24, 2013, Dr. Singh is also entitled to health and other benefits programs and is eligible to receive stock option grants under the Company’s stock option plan.

On February 5, 2014, the Compensation Committee awarded Dr. Manish Singh, the Company’s Chief Executive Officer, a cash bonus of $100,000 under his Employment Agreement for his services rendered in 2013, which was included in accrued expenses in the accompanying balance sheet as of the year ended December 31, 2013.

Amended and Restated Articles

Effective September 26, 2013, the Company amended and restated its articles of incorporation.  The Amended and Restated Articles of Incorporation effected the following:

(1) a 1-for-100 reverse stock split (pro-rata reduction of outstanding shares) of Common Stock (the “Reverse Stock Split”).  All share and per share amounts included in these financial statements have been retroactively restated to reflect the reverse stock split as if it had occurred at the beginning of the earliest period presented.

(2) to fix the number of authorized shares of Common Stock after the Reverse Stock Split at one hundred and fifty million (150,000,000) shares of Common Stock, which change resulted in an increase in the authorized number of shares of Common Stock.

(3) to authorize the issuance of fifty million (50,000,000) shares of “blank check” preferred stock, $0.001 par value per share, to be issued in series, and all properties of such preferred stock to be determined by the Company’s Board.

(4) to change the name of the Company to “Lion Biotechnologies, Inc.”

(5) to add indemnification and limit the personal liability of officers and members of the Company’s Board of Directors.

Amendment to 2011 Plan

The Company’s Board of Directors and the holders of a majority of the issued and outstanding shares of common stock approved an amendment to the Company’s 2011 Equity Incentive Plan (the “2011 Plan”) (a) to increase the number of shares of common stock authorized for issuance under the 2011 Plan from 180,000 shares of common stock to 1,700,000 shares of common stock, (b) increasing the maximum number of shares eligible for issuance under the 2011 Plan in any twelve-month period from 50,000 shares of common stock to 300,000 shares of common stock.

Director Stock Awards

On July 24, 2013, the Company entered into a Director Stock Award Agreement (the “Award Agreement”) with each of General Merrill McPeak, Matrix Group International, Inc. (on behalf of David Voyticky) (“Matrix”) and Bristol Capital, LLC (on behalf of Paul Kessler) (“Bristol”) whereby General McPeak, Matrix and Bristol each received 133,532 shares of Common Stock or an aggregate of 400,596 shares with a fair value of $2,002,982 for consideration of services rendered as directors.  The terms of the Award Agreement were approved by a majority of the Company’s stockholders, including a majority of the disinterested stockholders.  The securities issued pursuant the Award Agreement are exempt from registration under Section 4(2) of the Securities Act of 1933 (the “Securities Act”) because, among other reasons, all offerees are “accredited investors” under Section 2(15) of the Securities Act and no general solicitation or public advertisement was conducted in connection with the issuance.